SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants Outstanding	1,882,076	631,737
Warrants Outstanding, Weighted-Average Remaining Contractual Life	2 years 4 months 24 days	3 years 4 months 24 days
Weighted- Average Exercise Price	$ 9.42	$ 22.72
Warrants Exercisable	585,200	631,737
Weighted- Average Exercise Price,Warrants Exercisable	$ 22.59	$ 22.72
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices	4.30	5.44
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Range of Exercise Prices	$ 85.12	$ 105.60